Income Taxes (Notes)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]

Provision
The provision for income taxes from continuing operations is comprised of the following (in thousands):

	For the years ended December 31,
	2013	2012	2011
Current provision	$27,160	$7,962	$34,701
Deferred provision	61,932	95,327	65,078
Total income tax provision from continuing operations	$89,092	$103,289	$99,779

Tax benefits related to the exercise of stock options and stock awards have been credited (debited) to paid-in capital in amounts of $0.2 million, $2.5 million and $5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Effective Income Tax Rate
The difference between the Company’s reported income tax expense from continuing operations and the federal income tax expense from continuing operations computed at the statutory rate of 35.0% is explained in the following table (in thousands):

	For the years ended December 31,
	2013		2012		2011
Federal income tax at the statutory rate	$60,897	35.0%	$96,331	35.0%	$84,896	35.0%
State, local and foreign income taxes, net of federal income tax benefit	8,142	4.7	9,491	3.4	8,494	3.5
(Reduction)increase for tax positions settled, net of federal income tax benefit	(2,068)	(1.2)	80	—	(1,676)	(0.7)
Settlements	17,136	9.8	—	—	7,000	2.9
Other, net	4,985	2.9	(2,613)	(0.9)	1,065	0.4
Total income tax provision from continuing operations	$89,092	51.2%	$103,289	37.5%	$99,779	41.1%

Income tax payments, net, amounted to $12 million, $44.1 million and $6.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. State taxes for fiscal year 2013 include the nondeductible portion of the Gale settlement, see the "Commitment and Contingencies" note of these financial statements.

Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2013	2012
Accounts receivable reserves	$77,610	$91,773
Net operating loss (“NOL”) and capital loss carryforwards	76,809	81,530
Accrued liabilities	116,162	78,331
Other	18,030	47,421
Gross deferred tax assets, before valuation allowances	288,611	299,055
Valuation allowances	(24,159)	(21,037)
Gross deferred tax assets, net of valuation allowances	$264,452	$278,018

Amortization of intangibles	$623,087	$606,933
Contingent convertible debentures interest	412,305	353,397
Fixed assets and depreciation methods	73,538	55,135
Subsidiary stock basis	10,776	12,271
Current and noncurrent assets	508	10,702
Other	21,877	18,054
Gross deferred tax liabilities	$1,142,091	$1,056,492

As of December 31, 2013, the Company has remaining deferred tax benefits related to its federal and state net operating losses ("NOLs") and capital losses totaling approximately $77 million ($26 million federal, $47 million state and $4 million capital).  These NOLs and capital losses will expire, in varying amounts, beginning in 2013 through 2032.  The potential future tax benefits of the NOLs and capital losses have been offset by $24 million of valuation allowance based on the Company’s analysis of the likelihood of generating sufficient taxable income in the various jurisdictions to utilize the benefits before expiration.

Uncertain Tax Positions
At January 1, 2013, the Company had gross unrecognized tax benefits of $14.2 million and ended the year with gross unrecognized tax benefits of $14.8 million.  A reconciliation of the beginning and ending of year amount of unrecognized tax benefit is as follows (in thousands):

	2013	2012	2011
Unrecognized tax benefits at beginning of year	$14,216	$17,091	$18,034
Additions based on tax positions related to the current year	1,440	1,845	1,219
Additions for tax positions of prior years	8,114	2,050	5,212
Reductions for tax positions of prior years	(3,023)	(3,051)	(492)
Settlement reductions	(4,602)	(3,410)	(5,330)
Reductions for tax positions settled through the expirations of the statute of limitations	(1,323)	(309)	(1,552)
Unrecognized tax benefits at end of year	$14,822	$14,216	$17,091

Included in the balance at December 31, 2013 are approximately $12.4 million of unrecognized tax benefits, net of federal tax benefit, that, if recognized, would affect the effective tax rate.  The liabilities for unrecognized tax benefits are carried in “Other noncurrent liabilities” on the Consolidated Balance Sheets because payment of cash is not anticipated within one year of the balance sheet date for any significant unrecognized amounts.  However, it is reasonably possible that $3.4 million, net of federal tax benefit, of unrecognized federal and state tax benefits will reverse within one year of the balance sheet date due to the expiration of statutes of limitation and settlement of state audits.  The Company recognizes interest and penalties related to unrecognized tax benefits in tax expenses.  During the years ended December 31, 2013 , 2012, and 2011, the Company recognized approximately $(1.4) million, $(0.1) million, and $(0.6) million respectively in interest, net of federal tax benefit, and penalties.  The Company had accrued approximately $2.2 million, $2.9 million, and $3.1 million respectively, for the payment of interest and penalties at December 31, 2013, 2012, and 2011.

The Company files income tax returns in the U.S. federal jurisdiction and various states.  The Company is no longer subject to U.S. federal examinations by tax authorities for years before 2011, and, with few exceptions, state and local, or non-U.S. income tax examinations, by tax authorities for years before 2009. The Company is under examination by the Internal Revenue Service for 2011 and 2012 and by various state jurisdictions.